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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-10223

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                            VOYA SENIOR INCOME FUND
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

      (Name and address of agent for service)             With copies to:

              Theresa K. Kelety, Esq.                 Elizabeth J. Reza, Esq.
               Voya Investments, LLC                      Ropes & Gray LLP
      7337 E. Doubletree Ranch Road, Suite 100           Prudential Tower,
                Scottsdale, AZ 85258                    800 Boylston Street
                                                          Boston, MA 02199

      Registrant's telephone number, including area code: (800) 992-0180

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            Date of fiscal year end: February 28

            Date of reporting period: July 1, 2016 - June 30, 2017

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-10223
Reporting Period: 07/01/2016 - 06/30/2017
Voya Senior Income Fund


=========================== Voya Senior Income Fund ============================


THE ONEIDA GROUP, INC.

Ticker:       EVRWQ          Security ID:  300439205
Meeting Date: MAY 09, 2017   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mark Eichhorn            For       For          Management
1.2   Elect Director Rick Heller              For       For          Management
1.3   Elect Director Joan Lewis               For       For          Management
1.4   Elect Director David Weinstein          For       For          Management
2     Ratify RSM US, LLP as Auditors          For       For          Management
3     Other Business                          For       For          Management



========== END N-PX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYA SENIOR INCOME FUND

By:    /s/ Shaun P. Mathews
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       Shaun P. Mathews
       President and Chief Executive Officer

Date:  August 25, 2017